Operating lease and other commitments (Details Narrative)	9 Months Ended
Sep. 30, 2020 USD ($)
Statement [Line Items]
Total future commitment payment due	$ 94,047
Outstanding lease liability	91,800
Future insurance premium payment	287,450
January 1, 2019 [Member]
Statement [Line Items]
Immaterial cumulative adjustment to accumulated deficit upon adoption of IFRS 16	$ 11,667
Description for discount rate changes upon adoption of IFRS 16	The discount rate ranges from 6.37% to 7.05%.
Average remaining term of lease	5 months 23 days